Related-Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Insurance, benefits and incentive plan expenses, related party	$ 0	$ 50,975,000	$ 67,260,000
Interest income, related party	$ 0	$ 1,080,000	$ 156,000
Transition services agreement period	18 months
Transition services agreement extension period	6 months
Due from related party	$ 1,737,000
Due to related party	$ 56,000